Income Taxes - Schedule of Two-Tiered Profits Tax Regime (Parentheticals) (Details)		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Two-Tiered Profits Tax Regime [Abstract]
Profits at tax rate	16.50%	16.50%	16.50%	16.50%